COMMITMENT AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMITMENT AND CONTINGENCIES
Summary of right of use asset and liabilities
Right-of-use assets	$4,984

Lease liability obligations, current	$4,984
Lease liability obligations, noncurrent
Total lease liability obligations	$-

Weighted-average remaining lease term	0.125 years

Weighted-average discount rate	6%

Right-of-use assets	$19,789

Lease liability obligations, current	$19,789
Lease liability obligations, noncurrent
Total lease liability obligations	$19,789

Weighted-average remaining lease term	0.33 years

Weighted-average discount rate	6%

Summary of monthly base rent payable for the premises during extended term
Month(s) of Term	No. of Months	Monthly Base Rent	Conditionally Abated Monthly Base Rent	Total Monthly Base Rent
May 1, 2023 – May 31, 2023	1	$8,014.00		$8,014.00
June 1, 2023 – June 30, 2023	1	$8,014.00	$8,014.00	$8,014.00
July 1, 2023 – April 30, 2024	10	$8,014.00		$8,014.00
May 1, 2024 – April 30, 2025	12	$8,335.00		$8,334.00
May 1, 2025 – April 30, 2026	12	$8,668.00		$8,668.00
May 1, 2026 – May 31, 2026	1	$9,014.00		$9,014.00

Summary of Lease Expenses
	March 31,		March 31,
	2023		2022
Operating lease expense	$19,104	*	$14,562
Short-term lease expense	11,637		7,660
Total lease expense	$30,741		$22,222

	December 31,		December 31,
	2022		2021
Operating lease expense	$75,732	*	$57,684
Short-term lease expense	38,790		15,711
Total lease expense	$114,522		$73,395

Schedule of Future Minimum Rental Payments for Operating Leases
	$
2023
Total minimum payments		5,000
Less: amount representing interest		(16)
Total		$4,984

2023	$20,000
Total minimum payments	20,000
Less: amount representing interest	(211)
Total	$19,789